Consolidated Balance Sheet (Parenthetical - assets and liabilities) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Bonds available for sale, amortized cost	$ 250,770	$ 220,669
Common and preferred stock available for sale, cost	1,820	2,571
Mortgage and other loans receivable, portion measured at fair value	107	143
Other invested assets, portion measured at fair value	20,876	21,356
Short-term investments, portion measured at fair value	5,913	23,860
Other assets, restricted cash	2,988	30,232
Other assets, prepaid commitment fee asset		3,628
Other assets, portion measured at fair value	0	14
Liabilities:
Policyholder contract deposits, portion measured at fair value	918	445
Other liabilities, portion measured at fair value	907	2,619
Other long-term debt, portion measured at fair value	$ 10,766	$ 12,143